Label	Element	Value
RBC BlueBay High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC BlueBay High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial intermediary and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 96 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front‑end sales charge was paid.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the RBC Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non‑investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
Non‑investment grade securities are securities rated Ba1 or BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”), respectively, a similar rating from a recognized rating agency, or unrated securities deemed comparable by the Fund. The Fund will normally invest at least 70% of the Fund’s assets in security holdings issued by U.S.-domiciled entities.
The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities that are non‑investment grade. Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund.
The Advisor and Sub‑Advisor incorporate material environmental, social and governance (“ESG”) factors as part of the investment process.
The Advisor and Sub‑Advisor employ ESG Exclusion / Negative Screening as part of the investment process in managing the Fund. ESG Exclusion / Negative Screening is defined as the exclusion of certain sectors, issuers or practices based on specific ESG considerations determined by the Advisor or Sub‑Advisor, as applicable.
The ESG Exclusion / Negative Screening applied by the Advisor and Sub‑Advisor includes:
•	Non‑compliance with the UN Global Compact Principles;
•	Producers of controversial weapons, including, but not limited to, cluster munitions, anti-personnel mines, chemical and biological weapons and depleted uranium;
•	Tobacco producers; and
•	Certain thresholds of involvement in thermal coal mining and power generation.
The Advisor and Sub‑Advisor may also facilitate ESG engagement, which is defined by the Advisor and Sub‑Advisor as the interactions between the Advisor and Sub‑Advisor, as applicable, and current or potential investees (which may be companies, sovereign, supranational and agency issuers (SSA) and/or other stakeholders of relevance to the investees on ESG issues). The Advisor or Sub‑Advisor may undertake ESG engagement to seek to gain insight regarding an issuer’s ESG practices and/or improve an issuer’s ESG disclosure. For example, the Advisor or Sub‑Advisor may engage with management of certain issuers regarding governance practices as well as what the Advisor or Sub‑Advisor deems to be materially important environmental and/or social issues.
For specific issuer and security types, as well as certain investment exposures, fixed income securities held by the Fund are subject to the Advisor’s and/or Sub‑Advisor’s ESG evaluation. The Advisor’s and Sub‑Advisor’s ESG evaluation is part of the Advisor’s and Sub‑Advisor’s wider credit analysis. The Advisor and Sub‑Advisor use in‑house ESG research supplemented by external third-party ESG information.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A shares will be different than the returns of Class I shares shown in the bar chart and performance table because fees and expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. As of November 1, 2017, the Fund changed its investment strategies and certain investment policies. In view of these changes, the Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1‑800‑422‑2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑422‑2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart for Class I Shares of the Fund: Quarter Year Returns Best quarter: 4Q 2023 7.21% Worst quarter: 2Q 2022 (9.18)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Before‑tax returns for Class A shares assume applicable maximum sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold Fund shares through tax‑deferred arrangements, such as qualifiedretirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after‑tax returns for Class I shares only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Performance Table
The table below shows after‑tax returns for Class I shares only. Before‑tax returns for Class A shares assume applicable maximum sales charges.
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold Fund shares through tax‑deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception dates of Class I shares and Class A shares of the Fund are November 30, 2011 and November 27, 2013,
respectively. Performance shown for Class A shares prior to its inception date is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares and any applicable sales charges.

RBC BlueBay High Yield Bond Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment in the Fund will change daily, which means that you could lose money.
RBC BlueBay High Yield Bond Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
RBC BlueBay High Yield Bond Fund | High Yield Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk.    High yield securities, which are non‑investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

RBC BlueBay High Yield Bond Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk.    The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

RBC BlueBay High Yield Bond Fund | Foreign Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Risk.    Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information, different auditing and legal standards and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, sanctions, trading restrictions, confiscation of assets and property and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

RBC BlueBay High Yield Bond Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk.    Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

RBC BlueBay High Yield Bond Fund | Investment Grade Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment Grade Securities Risk.    Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues. Investments in the Fund are subject to additional risks associated with municipal securities.

RBC BlueBay High Yield Bond Fund | Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Loan Risk.    The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

RBC BlueBay High Yield Bond Fund | LIBOR Discontinuance or Unavailability Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
LIBOR Discontinuance or Unavailability Risk.    The London Interbank Offered Rate (“LIBOR”) was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non‑representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Fund’s investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Fund and its investments.

RBC BlueBay High Yield Bond Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk.    Derivatives and other similar instruments (collectively referred to as “derivatives”), including options contracts, futures contracts, forwards, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds), may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The performance of derivatives depends largely on the performance of their underlying asset reference, rate, or index; therefore, derivatives often have risks similar to those risks of the underlying asset, reference rate or index, in addition to other risks. However, the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, reference, rate or index. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Over‑the‑counter (“OTC”) derivatives are traded bilaterally between two parties, which exposes the Fund to heightened liquidity risk, valuation risk and counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty, compared to other types of investments. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Certain derivatives are subject to exchange trading and/or mandatory clearing (which interposes a central clearinghouse to each participant’s derivative transaction). Exchange trading, central clearing and margin requirements are intended to reduce counterparty credit risk and increase liquidity and transparency, but do not make a derivatives transaction risk-free and may subject the Fund to increased costs. The use of derivatives may not be successful, and certain of the Fund’s transactions in derivatives may not perform as expected, which may prevent the Fund from realizing the intended benefits, and could result in a loss to the Fund. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation, as well as liquidity risk. The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

RBC BlueBay High Yield Bond Fund | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

RBC BlueBay High Yield Bond Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk.    The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

RBC BlueBay High Yield Bond Fund | High Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk.    The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark‑ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

RBC BlueBay High Yield Bond Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk.    The Fund’s assets are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. As a result, there is the risk that the values at which these investments are sold may be significantly different to the estimated fair values of these investments.

RBC BlueBay High Yield Bond Fund | Custodial Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Custodial Risk.    The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub‑custodians, in circumstances where the use of such sub‑custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

RBC BlueBay High Yield Bond Fund | Sovereign Debt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sovereign Debt Risk.    The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

RBC BlueBay High Yield Bond Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk.    The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging markets countries. These risks are not normally associated with investments in more developed countries.

RBC BlueBay High Yield Bond Fund | Investing in the European Union Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investing in the European Union Risk.    Investments in certain countries in the European Union are susceptible to economic risks associated with high levels of government debt. Adverse regulatory, economic and political events in European Union member states may cause the Fund’s investments to decline in value. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the exit by United Kingdom (UK), would subject its currency and banking system to increased risk. The exit by a member state will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect a Fund’s investments. Additionally, the reintroduction of national currencies in one or more Eurozone countries or the abandonment of the Euro as a currency could have major negative effects on the Funds’ investments as well as the ability of the Funds’ counterparties to fulfill their obligations.

RBC BlueBay High Yield Bond Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk.    The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

RBC BlueBay High Yield Bond Fund | Credit Spread Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Spread Risk.    The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

RBC BlueBay High Yield Bond Fund | Issuer Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer/Credit Risk.    There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

RBC BlueBay High Yield Bond Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk.    The Fund is actively managed and its performance therefore will reflect in part the Advisor’s and Sub‑Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

RBC BlueBay High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
One Year	rr_ExpenseExampleYear01	$ 505
Three Years	rr_ExpenseExampleYear03	741
Five Years	rr_ExpenseExampleYear05	996
Ten Years	rr_ExpenseExampleYear10	$ 1,724
Past Year	rr_AverageAnnualReturnYear01	7.80%
Past 5 Years	rr_AverageAnnualReturnYear05	5.16%
Past 10 Years	rr_AverageAnnualReturnYear10	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 27, 2013
RBC BlueBay High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
One Year	rr_ExpenseExampleYear01	$ 58
Three Years	rr_ExpenseExampleYear03	234
Five Years	rr_ExpenseExampleYear05	426
Ten Years	rr_ExpenseExampleYear10	$ 979
2014	rr_AnnualReturn2014	3.88%
2015	rr_AnnualReturn2015	0.43%
2016	rr_AnnualReturn2016	9.43%
2017	rr_AnnualReturn2017	6.73%
2018	rr_AnnualReturn2018	(0.72%)
2019	rr_AnnualReturn2019	15.82%
2020	rr_AnnualReturn2020	9.64%
2021	rr_AnnualReturn2021	4.10%
2022	rr_AnnualReturn2022	(8.95%)
2023	rr_AnnualReturn2023	12.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.18%)
Past Year	rr_AverageAnnualReturnYear01	12.87%
Past 5 Years	rr_AverageAnnualReturnYear05	6.32%
Past 10 Years	rr_AverageAnnualReturnYear10	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
RBC BlueBay High Yield Bond Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	9.95%
Past 5 Years	rr_AverageAnnualReturnYear05	3.94%
Past 10 Years	rr_AverageAnnualReturnYear10	2.76%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
RBC BlueBay High Yield Bond Fund | Return After Taxes on Distributions and Sale of Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	7.51%
Past 5 Years	rr_AverageAnnualReturnYear05	3.85%
Past 10 Years	rr_AverageAnnualReturnYear10	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
RBC BlueBay High Yield Bond Fund | ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	13.46%
Past 5 Years	rr_AverageAnnualReturnYear05	5.21%
Past 10 Years	rr_AverageAnnualReturnYear10	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front‑end sales charge was paid.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.82% of the Fund’s average daily net assets for Class A shares and 0.57% for Class I shares. This expense limitation agreement will remain in place until January 31, 2025 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.